Stock Incentive Plans (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Incentive Plans [Abstract]
Options to purchase shares of common stock outstanding	1,100,000
Issued	1,039,000
Common stock available for future grants or awards	8,400,000
Term of plan	10 years
Vesting period	3 years
Unrecognized compensation cost related to unvested stock options	$ 1,600,000
Unrecognized compensation cost related to unvested stock options, recognition period	2 years
Intrinsic value of options outstanding	0
Intrinsic value of options exercisable	0
Total grant date fair value of options vested	$ 150,000	$ 120,000